UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:          March 31, 2004

Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):          [ ] is a restatement.
                                               [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Limited
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number:  28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

    /s/ Mark McKeefry             New York, New York              May 3, 2005
--------------------------   -----------------------------   -------------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             2 *

Form 13F Information Table Value Total:           5,738 *
                                               (thousands)


*These holdings were previously withheld from the 13F public filing because they were filed under a confidentiality treatment request for 1 year for risk arbitrage positions.


List of Other Included Managers:

None


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



                FORM 13F INFORMATION TABLE CONFIDENTIAL TREATMENT


   COLUMN 1     COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
   --------     --------   --------   --------       --------        --------    --------         --------


                                                   SHRS
                                                   OR                                            VOTING AUTHORITY
NAME OF       TITLE OF                  VALUE      PRM      SH/   PUT/  INVESTMENT    OTHER      ----------------
ISSUER         CLASS        CUSIP      (X$1000)    AMT      PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------         -----        -----      --------    ---      ---   ----  ----------   --------   ----   ------   ----


AT&T WIRELESS
SVCS INC        COM       00209A106      2,457  180,500                   Sole                   X

NETSCREEN
TECHNOLOGIES                                                              Sole                   X
INC             COM       64117V107      3,281   90,151



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